Stock-based Compensation (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation Expense Recognized
Total stock-based compensation expense recognized in our condensed consolidated statements of operations was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Research and development	$83	$973	$586	$2,028
General and administrative	336	820	762	1,771
Total stock-based compensation	$419	$1,793	$1,348	$3,799

Total stock-based compensation expense recognized in the consolidated statements of operations was as follows:

	Year Ended December 31,
	2025	2024
	(in thousands)
Research and development	$3,201	$4,606
General and administrative	3,044	4,220
Total stock-based compensation	$6,245	$8,826

Weighted -average Valuation Assumptions	The fair value of stock options granted during the three and six months ended June 30, 2025 were calculated on the date of grant using the following weighted-average assumptions:

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Risk-free interest rate	4.0%	4.4%
Expected term (in years)	5.8	5.9
Expected annual dividend yield	— %	—%
Expected volatility	95.2%	95.3%

The fair value of stock options granted during the years ended December 31, 2025 and 2024 was calculated on the date of grant using the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.4%	4.0%
Expected term (in years)	5.9	6.0
Expected annual dividend yield	— %	— %
Expected volatility	95.4%	92.7%

Summary of Stock Option Activity
The following table summarizes stock option activity during the six months ended June 30, 2026:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2025	9,954,872	$4.71
Granted	—	$—
Exercised	—	$—
Cancelled	(1,748,441)	$2.23
Outstanding at June 30, 2026	8,206,431	$5.24	6.35	$—
Exercisable at June 30, 2026	6,948,699	$5.77	6.02	$—

The following table summarizes stock option activity during the year ended December 31, 2025:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2024	7,634,937	$6.24
Granted	3,390,691	$1.49
Exercised	—	$—
Cancelled	(1,070,756)	$5.43
Outstanding, December 31, 2025	9,954,872	$4.71	7.16	$—
Exercisable at December 31, 2025	6,203,856	$6.19	6.26	$—